Share-Based Compensation Plan - Summary of Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2,164,999	2,337,732	2,116,065
Stock option 1 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2,164,999	2,337,732
Stock option 1 [member] | Exercise price in CA$ 0.7 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.70
Exercise price		149,399
Expiry date	Expiry date - January 13, 2020
Stock option 1 [member] | Exercise price in CA$ 1.24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.24
Exercise price	425,000	565,000
Expiry date	Expiry date - May 20, 2021
Stock option 1 [member] | Exercise price in CA$ 1.27 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.27
Exercise price	150,000	150,000
Expiry date	Expiry date - March 13, 2022
Stock option 1 [member] | Exercise price in CA$ 0.85 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.85
Exercise price	100,000	100,000
Expiry date	Expiry date - March 13, 2023
Stock option 1 [member] | Exercise price in CA$ 1.1 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.10
Exercise price	202,000	215,000
Expiry date	Expiry date - September 26, 2023
Stock option 1 [member] | Exercise price in CA$ 1.48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.48
Exercise price	345,000	360,000
Expiry date	Expiry date - March 18, 2024
Stock option 1 [member] | Exercise price in CA$ 0.94 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.94
Exercise price	100,000	100,000
Expiry date	Expiry date - March 19, 2025
Stock option 1 [member] | Exercise price in CA$ 0.83 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.83
Exercise price	20,000	28,333
Expiry date	Expiry date - October 6, 2025
Stock option 1 [member] | Exercise price in CA$ 0.8 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.80
Exercise price	16,666	50,000
Expiry date	Expiry date - November 16, 2025
Stock option 1 [member] | Exercise price in CA$ 1.43 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.43
Exercise price	233,333	250,000
Expiry date	Expiry date - March 29, 2026
Stock option 1 [member] | Exercise price in CA$ 1.55 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.55
Exercise price	50,000	50,000
Expiry date	Expiry date - June 30, 2026
Stock option 1 [member] | Exercise price in CA$ 2.2 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.20
Exercise price	165,000	165,000
Expiry date	Expiry date - June 14, 2027
Stock option 1 [member] | Exercise price in CA$ 6 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 6.00
Exercise price	155,000	155,000
Expiry date	Expiry date - December 22, 2027
Stock option 1 [member] | Exercise price in CA$ 5.79 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 5.79
Exercise price	203,000
Expiry date	Expiry date - June 5, 2028